SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid land use rights (Details) - Prepaid land use rights, net	12 Months Ended
Dec. 31, 2021
Minimum
Prepaid land use rights
Amortization based on remaining terms (in years)	25 years
Maximum
Prepaid land use rights
Amortization based on remaining terms (in years)	40 years